Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	¥ (638,775)	¥ (538,886)
Prior service cost	807	525
Gross amount recognized in Accumulated OCI	(637,968)	(538,361)
Taxes	152,200	121,569
Net amount recognized in Accumulated OCI	(485,768)	(416,792)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	34,990	38,066
Prior service cost	(2,467)	(1,743)
Gross amount recognized in Accumulated OCI	32,523	36,323
Taxes	(9,134)	(10,923)
Net amount recognized in Accumulated OCI	23,389	25,400
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	1,685	2,105
Prior service cost	(659)	(1,114)
Gross amount recognized in Accumulated OCI	1,026	991
Taxes	(281)	(306)
Net amount recognized in Accumulated OCI	¥ 745	¥ 685